Feb. 28, 2025
Credit Suisse Strategic Income Fund
Investment objective
The fund seeks total return.
Fees and fund expenses

The accompanying tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 61 under the heading "Other Shareholder Information—Classes of Shares and Sales Charges" and on page 66 under the heading "Intermediary-Specific Sales Charge Waiver Policies," and in the fund's Statement of Additional Information ("SAI") on page 79 under the heading "Additional Purchase and Redemption Information." You may pay other fees on purchases and sales of Class I shares of the fund, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.

Shareholder fees (paid directly from your investment)
	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	None[1]	1.00%[2]	None
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fee	0.84%	0.84%	0.84%
Distribution and service (12b-1) fee	0.25	1.00	None
Other expenses	0.23	0.23	0.23
Acquired fund fees and expenses[3]	0.01	0.01	0.01
Total annual fund operating expenses	1.33	2.08	1.08
Less: amount of fee limitations/expense reimbursements[4]	0.28	0.28	0.28
Total annual fund operating expenses after fee limitations/expense reimbursements	1.05	1.80	0.80

[1]  Purchases of shares of $1 million or more may be subject to a 0.50% deferred sales charge on redemptions within 12 months of purchase.

[2]  1.00% during the first year.

[3]  Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.

[4]  Credit Suisse Opportunity Funds (the "Trust") and UBS Asset Management (Americas) LLC ("UBS AM (Americas)") have entered into a written contract limiting operating expenses to 1.04% of the fund's average daily net assets for Class A shares, 1.79% of the fund's average daily net assets for Class C shares and 0.79% of the fund's average daily net assets for Class I shares at least through February 28, 2026. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse UBS AM (Americas) for management fees previously waived and/or for expenses previously paid by UBS AM (Americas), provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM (Americas) and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by UBS AM (Americas) or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026.

Example

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

	One year	Three years	Five years	Ten years
Class A (with or without redemption)	$577	$850	$1,144	$1,977
Class C (redemption at end of period)	283	625	1,093	2,388
Class C (no redemption)	183	625	1,093	2,388
Class I (with or without redemption)	82	316	568	1,292

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year ended October 31, 2024, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objective of total return by investing in a portfolio of debt instruments. "Strategic" in the fund's name means that the fund seeks both current income and capital appreciation as elements of total return. While the fund may invest strategically in a number of types of debt instruments, as set forth below, the fund currently primarily invests in the following:

•  bonds and other debt instruments issued by domestic and foreign companies of any size (including below investment grade debt securities (commonly known as "junk bonds"));

•  senior secured floating rate loans ("Senior Loans"); and

•  mortgage-backed securities, asset-backed securities and collateralized loan obligations ("CLOs").

  The fund also may invest in other debt instruments based on the portfolio managers' assessment of the opportunities for total return they present including the following:

•  convertible debt securities;

•  obligations issued by foreign governments; and

•  obligations issued by the U.S. government and its agencies or instrumentalities (such as U.S. Treasury securities or Treasury inflation protected securities).

In seeking to achieve its investment objective, the fund may adjust its portfolio's exposure among the various types of debt instruments based on market conditions and outlook. At any given time, the fund may have a substantial weighting in any one asset class. Accordingly, the fund will, at times, be invested in debt instruments of various credit qualities and maturities, while at other times, the fund may emphasize one particular credit quality or maturity.

The fund's investment manager and sub-adviser emphasize bottom-up fundamental credit analysis and top-down macroeconomic analysis, combined with a focused relative value approach, and are not constrained by any particular duration or credit quality targets. The fund's allocation among various debt instruments will be made on the basis of the portfolio managers' assessment of opportunities for total return relative to the risk of each type of investment. The fund may also take temporary defensive positions in cash and short-term bonds from time to time.

The fund invests significantly in below investment grade debt securities and is authorized to invest without limit in these securities. Below investment grade debt securities are rated in the lower rating categories of the established rating services (Ba or lower by Moody's Investors Service ("Moody's") and BB or lower by S&P Global Ratings, a division of S&P Global Inc. ("S&P")), or, if unrated, are deemed by the fund's investment manager or sub-adviser to be of comparable quality.

The fund may invest in non-U.S. dollar denominated debt instruments. The fund may utilize foreign currency transactions, including currency options and forward foreign currency contracts, to hedge non-U.S. dollar investments or to establish or adjust exposure to particular foreign securities, markets or currencies, but it is not required to do so.

The fund may take short positions in securities or indices and generally will do so either by borrowing a security and selling the security short or by using swaps or futures. For example, in a short sale, the fund may sell a borrowed security and it has a corresponding obligation to return to the lender the identical security it has borrowed at the market price of that security at the time of replacement. The fund will have a profit or loss depending on whether the price of the security decreases or increases between the date of the short sale and the date on which the fund purchases the security it has sold in order to replace the security it has borrowed from the lender. Alternatively, the fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the fund a short position with respect to that asset. The fund will benefit to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale.

Performance

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Year-by-year total returns

Best quarter: 10.28% (Q2, 2020) Worst quarter: (14.02)% (Q1, 2020) Inception date: 9/28/12
Average annual total returns Period ended 12/31/24:
Period ended 12/31/24:	One year 2024	Five years 2020-2024	Ten years 2015-2024
Class A Return before taxes	3.47%	3.98%	4.98%
Class A Return after taxes on distributions	0.39	1.51	2.52
Class A Return after taxes on distributions and sale of fund shares	1.99	1.92	2.68
Class C Return before taxes	6.69	4.21	4.72
Class I Return before taxes	8.88	5.25	5.76
ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	5.25	2.46	1.77

•  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").